Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Liabilities [Abstract]
Schedule of Derivative Expense

Derivative expense recorded during the year ended December 31, 2023 is summarized as follows:

Commitment Date	May 8, 2023
Fair value of derivative liabilities	$954,725
Less: face amount of debt	(555,000)
Derivative expense	$399,725

Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the year ended December 31, 2024:

	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2023	$2,306,796	$2,306,796
Change in fair value	(1,665,966)	(1,665,966)
Derivative liabilities - December 31, 2024	$640,830	$640,830

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the year ended December 31, 2023:

	Bridge Shares	Warrants	Convertible Notes Payable	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$-	$1,494,200
Change in fair value	13,798	(15,320)	(1,312)	-	(2,834)
Fair value - commitment date	680,276	274,449	-	-	954,725
Change in fair value prior to conversion or reclassification	(105,790)	1,455	(45,207)	-	(149,542)
Conversion of convertible promissory notes	(1,422,636)	-	(35,165)	-	(1,457,801)
Reclassification of warrants to equity	-	(838,748)	-	-	(838,748)
Recognition of contingent milestone liability	-	-	-	2,117,142	2,117,142
Change in fair value	-	-	-	189,654	189,654
Derivative liabilities - December 31, 2023	$-	$-	$-	$2,306,796	$2,306,796